Background, Principal Activities and Basis of Presentation (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Himax Technologies Limited [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Himax Technologies Korea Ltd [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		South Korea
Percentage of Ownership		100.00%	100.00%
Himax Technologies Japan Ltd. [Member]
Main activities		Sales
Jurisdiction of Incorporation		Japan
Percentage of Ownership		100.00%	100.00%
Himax Semiconductor Inc [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited [Member]
Main activities		Investments
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		100.00%	100.00%
Himax Technologies (Samoa) Inc [Member]
Main activities		Investments
Jurisdiction of Incorporation		Samoa
Percentage of Ownership		100.00%	100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Himax Display Inc [Member]
Main activities		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		82.72%	82.55%
Integrated Microdisplays Limited [Member]
Main activities		LCOS design
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		82.72%	82.55%
Himax Display (USA) Inc [Member]
Main activities		LCOS and MEMS design, sales and technical support
Jurisdiction of Incorporation		Delaware, USA
Percentage of Ownership		82.72%	82.55%
Himax Analogic Inc [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		98.62%	98.62%
Himax Imaging Inc [Member]
Main activities		Investments
Jurisdiction of Incorporation		Cayman Islands
Percentage of Ownership		100.00%	100.00%
Himax Imaging Ltd [Member]
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		93.72%	93.84%
Himax Imaging Corp [Member]
Main activities		IC design
Jurisdiction of Incorporation		California, USA
Percentage of Ownership		93.72%	93.84%
Himax Media Solutions Inc [Member]
Main activities		TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation		ROC
Percentage of Ownership		99.22%	99.21%
Harvest Investment Limited [Member]
Main activities		Investments
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Liqxtal Technology Inc. [Member]
Main activities		LC Lens design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		64.00%	64.00%
Himax IGI Precision Ltd [Member]
Main activities	[1]	3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation	[1]	Delaware, USA
Percentage of Ownership	[1]	100.00%	0.00%

[1]	Himax IGI Precision Ltd. was newly incorporated on December 14, 2017, which is wholly owned by Himax Technologies Limited and injected capital in February 2018.